Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Computation of Basic Earnings Per Share	The computation of basic earnings per share is presented as follows:

	December 31,
	2019	2020	2021
Net income/(loss)	$16,038	$(12,905)	$174,348
Less preferred dividend attributable to preferred shareholders	11,498	11,500	11,064
Less Mezzanine equity measurement	199	908	(271)
Net income available to common shareholders	4,341	(25,313)	163,555
Weighted average number of shares, basic and diluted	101,686,312	102,617,944	113,716,354
Earnings per share in U.S. Dollars, basic and diluted	0.04	(0.25)	1.44